PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited)
Description	InterestRate	MaturityDate	Principal Amount (000)#		Value
Long-Term Investments 92.4%
Asset-Backed Securities 1.3%
Collateralized Loan Obligations
Northwoods Capital Corp./Northwoods Capital Ltd., Series 2019-20A, Class A1, 144A	— %(p)	01/25/30		6,500	$ 6,500,000
Sound Point CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.084(c)	01/23/29		15,000	14,977,953
Trinitas CLO Ltd. (Cayman Islands), Series 2017-06A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.110(c)	07/25/29		5,000	4,999,920
Vibrant CLO Ltd. (Cayman Islands), Series 2016-05A, Class AR, 144A	—(p)	01/20/29		14,000	14,000,000

Total Asset-Backed Securities (cost $40,478,224)					40,477,873
Bank Loans 15.6%
Advertising 0.2%
Clear Channel Outdoor Holdings, Inc., Term B Loan, 1 Month LIBOR + 3.500%	5.202(c)	08/21/26		7,000	7,017,500
Auto Manufacturers 0.3%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	5.270(c)	11/06/24		9,800	9,732,875
Beverages 0.0%
Jacobs Douwe Egberts International BV (Netherlands), Term B EUR Loan, 3 Month EURIBOR + 1.850%	2.375(c)	11/01/25	EUR	202	223,548
Building Materials 0.5%
Ply Gem Midco, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	5.509(c)	04/14/25		16,092	15,891,331
Chemicals 1.7%
Alpha Bidco, Inc. (United Kingdom), Initial Term B-1 Loan, 3 Month LIBOR + 3.000%	5.104(c)	01/31/24		7,801	7,680,395
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%^	5.600(c)	07/01/26		13,723	13,740,654

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Bank Loans (Continued)
Chemicals (cont’d.)
Solenis International LP, First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%	5.805%(c)	06/26/25	19,321	$ 18,210,123
Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	5.005(c)	10/01/25	13,938	13,784,412
				53,415,584
Commercial Services 0.8%
Financial & Risk US Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.750%	5.452(c)	10/01/25	18,277	18,379,695
Verscend Holding Corp., Term B Loan, 1 Month LIBOR + 4.500%	6.202(c)	08/27/25	5,750	5,753,594
				24,133,289
Computers 0.9%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.202(c)	09/29/25	7,229	7,252,501
Term B USD Loan, 1 Month LIBOR + 3.750%	5.452(c)	09/30/24	20,636	20,646,643
				27,899,144
Electric 0.3%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%^	8.205(c)	07/30/26	11,125	10,749,531
Entertainment 0.4%
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	4.452(c)	08/14/24	11,326	11,278,117
Healthcare-Products 0.2%
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%	4.854(c)	09/24/24	9,092	7,031,530
Term Loan	—(p)	02/24/25	1,033	795,025
				7,826,555

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Bank Loans (Continued)
Healthcare-Services 0.8%
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 4.500%	6.202%(c)	11/16/25	21,521	$ 21,614,882
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	4.854(c)	06/07/23	4,500	4,289,063
				25,903,945
Insurance 0.3%
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	8.202(c)	08/04/25	8,500	8,537,187
Media 0.3%
iHeartCommunications, Inc., Term Loan, 1 Month LIBOR + 4.000%	5.781(c)	05/01/26	4,093	4,118,931
Radiate Holdco LLC, Closing Date Term Loan, 1 Month LIBOR + 3.000%	4.702(c)	02/01/24	6,418	6,371,193
				10,490,124
Mining 0.6%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.452(c)	02/27/23	20,799	20,772,495
Oil & Gas 0.1%
CITGO Petroleum Corp., Term B Loan, 3 Month LIBOR + 4.500%	6.604(c)	07/29/21	3,324	3,329,992
Pharmaceuticals 0.3%
NVA Holdings, Inc., Term B-3 Loan (First Lien), PRIME + 1.750%	6.500(c)	02/02/25	9,785	9,768,424
Retail 1.3%
CEC Entertainment, Inc., Term B Loan, 1 Month LIBOR + 6.500%	8.202(c)	08/31/26	9,225	8,775,281

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Bank Loans (Continued)
Retail (cont’d.)
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1 Month LIBOR + 2.500%	4.203%(c)	01/30/23	12,567	$ 11,888,626
Sally Holdings LLC, Term B-2 Loan	4.500	07/05/24	20,329	19,769,953
				40,433,860
Software 3.5%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 1 Month LIBOR + 4.250%	5.952(c)	10/02/25	20,079	19,275,872
Dun & Bradstreet Corp., Initial Term Loan, 1 Month LIBOR + 5.000%	6.700(c)	02/06/26	9,075	9,116,591
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	8.849(c)	07/12/23	2,739	1,040,805
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	5.696(c)	06/13/24	17,139	16,731,606
Greeneden US Holdings II LLC, Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%	4.952(c)	12/01/23	7,261	7,255,329
Infor US, Inc., Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%	4.854(c)	02/01/22	18,552	18,575,666
Informatica LLC, Dollar Term B-1 Loan, 1 Month LIBOR + 3.250%	4.952(c)	08/05/22	19,393	19,409,144
RP Crown Parent LLC, Initial Term Loan, 1 Month LIBOR + 2.750%	4.450(c)	10/12/23	5,000	4,993,750
TIBCO Software, Inc., Term Loan B-2, 1 Month LIBOR + 4.000%	5.780(c)	06/30/26	7,980	7,989,975
Ultimate Software Group, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	5.452(c)	05/04/26	7,000	7,031,500
				111,420,238
Telecommunications 3.1%
CenturyLink, Inc., Initial Term B Loan, 1 Month LIBOR + 2.750%	4.452(c)	01/31/25	14,949	14,940,024

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.340%(c)	05/27/24	9,555	$ 7,984,431
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 6 Month LIBOR + 3.750%	5.682(c)	11/27/23	4,000	3,931,668
Tranche B-5 Term Loan	6.625	01/02/24	17,833	17,721,444
Iridium Satellite LLC, Initial Term Loan, 1 Month LIBOR + 3.750%	5.452(c)	10/18/26	3,000	3,029,064
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	4.250(c)	02/02/24	4,962	4,899,809
West Corp.,
Incremental B1 Term Loan, 1 - 3 Month LIBOR + 3.500%	5.314(c)	10/10/24	6,368	4,995,506
Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.814(c)	10/10/24	20,177	16,376,879
Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%	6.104(c)	09/09/21	24,746	24,684,611
				98,563,436

Total Bank Loans (cost $504,684,686)				497,387,175
Corporate Bonds 75.2%
Advertising 0.6%
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(a)	5.625	02/15/24	18,245	18,750,027
Aerospace & Defense 2.3%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	23,250	23,871,715
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25	13,272	13,454,985
Sr. Unsec’d. Notes, 144A(a)	8.750	12/01/21	28,550	30,945,536
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	4,775	4,978,493
				73,250,729

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 0.4%
Vector Group Ltd.,
Gtd. Notes, 144A	10.500%	11/01/26	2,800	$ 2,872,246
Sr. Sec’d. Notes, 144A	6.125	02/01/25	8,807	8,421,294
				11,293,540
Apparel 0.2%
Hanesbrands, Inc., Gtd. Notes, 144A	4.625	05/15/24	5,820	6,144,546
Auto Manufacturers 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	5.584	03/18/24	6,025	6,438,905
Auto Parts & Equipment 1.3%
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	04/01/25	24,934	25,449,325
Gtd. Notes(a)	6.625	10/15/22	2,000	2,025,846
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	9,433	9,881,296
Gtd. Notes, 144A	6.500	06/01/26	575	609,518

Meritor, Inc., Gtd. Notes	6.250	02/15/24	3,900	4,021,363
				41,987,348
Banks 0.5%
CIT Group, Inc., Sr. Unsec’d. Notes	5.250	03/07/25	2,100	2,308,992
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	12,050	12,951,346
				15,260,338
Building Materials 2.2%
Griffon Corp., Gtd. Notes	5.250	03/01/22	24,059	24,251,563
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24	7,237	7,446,683
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes	6.125	07/15/23	2,000	2,036,744
Gtd. Notes, 144A	5.125	06/01/25	6,714	6,867,131

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)

U.S. Concrete, Inc., Gtd. Notes(a)	6.375%	06/01/24	29,154	$ 30,389,733
				70,991,854
Chemicals 4.3%
Atotech Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%(a)	8.750	06/01/23	7,170	7,099,119
Atotech Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A(a)	6.250	02/01/25	1,815	1,846,744
Chemours Co. (The),
Gtd. Notes(a)	6.625	05/15/23	34,795	34,545,130
Gtd. Notes(a)	7.000	05/15/25	9,255	8,609,452
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	6,000	5,490,060
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	18,260	18,414,941
Sr. Unsec’d. Notes, 144A	5.250	08/01/23	11,369	11,472,004
PQ Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/22	12,592	13,023,672
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	6,211	6,035,755
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22	2,000	2,066,649
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26	6,000	6,268,721
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	9,649	9,687,970
Tronox Finance PLC, Gtd. Notes, 144A(a)	5.750	10/01/25	2,955	2,922,411
Tronox, Inc., Gtd. Notes, 144A(a)	6.500	04/15/26	8,293	8,354,138
				135,836,766
Commercial Services 1.4%
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	11,020	11,927,773

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000%	04/15/22	6,591	$ 6,627,823
Refinitiv US Holdings, Inc., Gtd. Notes, 144A(a)	8.250	11/15/26	5,000	5,613,236
United Rentals North America, Inc.,
Gtd. Notes	4.625	10/15/25	1,050	1,080,356
Gtd. Notes	5.875	09/15/26	4,700	5,041,384
Gtd. Notes(a)	6.500	12/15/26	13,605	14,889,102
				45,179,674
Computers 1.3%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A	5.875	06/15/21	7,622	7,745,985
Gtd. Notes, 144A(a)	7.125	06/15/24	8,113	8,577,278
EMC Corp.,
Sr. Unsec’d. Notes	2.650	06/01/20	6,100	6,095,368
Sr. Unsec’d. Notes(a)	3.375	06/01/23	3,500	3,528,239

Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	9,000	9,519,437
NCR Corp., Gtd. Notes	5.000	07/15/22	1,320	1,333,586
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750	06/01/25	3,575	3,682,178
				40,482,071
Distribution/Wholesale 0.4%
Anixter, Inc., Gtd. Notes	5.500	03/01/23	3,200	3,330,624
H&E Equipment Services, Inc., Gtd. Notes(a)	5.625	09/01/25	9,740	10,275,607
				13,606,231
Diversified Financial Services 3.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26	5,125	5,430,431
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A	5.125	10/01/23	6,970	7,526,844
Gtd. Notes, 144A	5.500	01/15/23	6,125	6,597,453

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875%	07/15/24	4,865	$ 5,261,861
goeasy Ltd. (Canada), Gtd. Notes, 144A	5.375	12/01/24	12,550	12,653,735
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A(a)	8.125	07/15/23	35,255	37,701,144
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000	03/25/20	41	41,653
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500	03/15/23	1,924	2,019,605
Gtd. Notes, 144A	5.250	08/15/22	9,569	10,192,140
Gtd. Notes, 144A	5.500	02/15/24	50	54,839
Springleaf Finance Corp.,
Gtd. Notes	6.875	03/15/25	8,975	10,257,479
Gtd. Notes	7.125	03/15/26	20,638	23,788,870
				121,526,054
Electric 1.6%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.875	01/15/24	2,375	2,415,544
Sr. Unsec’d. Notes(a)	5.375	01/15/23	17,065	17,299,782
Sr. Unsec’d. Notes(a)	5.500	02/01/24	12,309	12,528,112
Sr. Unsec’d. Notes(a)	5.750	01/15/25	14,000	14,353,716
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.500	09/01/26	2,498	2,643,466
				49,240,620
Electronics 0.0%
Sensata Technologies BV, Gtd. Notes, 144A(a)	5.625	11/01/24	1,100	1,208,404
Energy-Alternate Sources 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsec’d. Notes, 144A	6.500	01/15/26	5,525	5,745,419
Engineering & Construction 0.4%
AECOM, Gtd. Notes	5.875	10/15/24	11,322	12,411,329

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment 3.8%
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.750%	06/15/25		9,585	$ 8,916,091
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		18,775	19,386,945
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(a)	6.000	03/15/22		14,450	14,749,689
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26		8,900	9,428,442
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	02/15/22		4,000	4,226,629
Sr. Sec’d. Notes, 144A(a)	6.500	02/15/25		10,781	12,094,486
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24		10,511	11,168,402
Lions Gate Capital Holdings LLC, Gtd. Notes, 144A(a)	6.375	02/01/24		11,105	10,834,991
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27		750	778,661
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20		3,897	3,900,243
Gtd. Notes	6.625	05/15/21		9,838	9,989,708
Gtd. Notes	10.000	12/01/22		14,674	15,074,104
					120,548,391
Food Service 0.4%
Aramark Services, Inc., Gtd. Notes, 144A	5.000	04/01/25		11,825	12,328,636
Foods 0.8%
B&G Foods, Inc., Gtd. Notes	5.250	04/01/25		2,375	2,399,552
Iceland Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.250%	5.035(c)	07/15/20	GBP	281	359,923
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A(a)	5.750	06/15/25		3,428	3,562,719
Gtd. Notes, 144A	5.875	07/15/24		4,945	5,097,510
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750	03/15/25		7,406	7,690,567
Post Holdings, Inc., Gtd. Notes, 144A(a)	5.000	08/15/26		4,775	5,014,159
					24,124,430

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500%	05/20/25	2,825	$ 3,025,252
Sr. Unsec’d. Notes	5.625	05/20/24	1,400	1,495,293
				4,520,545
Healthcare-Services 4.2%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.125	07/01/22	4,855	4,892,893
Gtd. Notes	6.500	03/01/24	9,000	9,359,361
Centene Corp., Sr. Unsec’d. Notes, 144A	4.750	01/15/25	17,125	17,767,515
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A(a)	8.125	06/30/24	13,896	10,876,535
Sr. Sec’d. Notes(a)	6.250	03/31/23	2,920	2,898,737
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	1,650	1,824,920
Gtd. Notes(a)	5.875	05/01/23	1,000	1,104,461
Gtd. Notes	7.500	02/15/22	3,000	3,327,630
Gtd. Notes(a)	7.500	12/15/23	3,000	3,397,011
MEDNAX, Inc., Gtd. Notes, 144A	5.250	12/01/23	23,172	23,735,575
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/22	6,619	7,021,174
Sr. Unsec’d. Notes, 144A(a)	4.875	06/15/25	4,832	4,935,894
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	2,780	3,074,537
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(a)	4.625	07/15/24	4,398	4,538,342
Sr. Unsec’d. Notes(a)	6.750	06/15/23	12,050	13,038,043
Sr. Unsec’d. Notes	8.125	04/01/22	20,823	22,818,086
				134,610,714
Home Builders 5.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/25	2,420	2,455,140
Beazer Homes USA, Inc., Gtd. Notes	6.750	03/15/25	7,830	8,140,046

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	6.125%	07/01/22	13,821	$ 14,060,516
Gtd. Notes, 144A	6.375	05/15/25	4,240	4,414,407
Forestar Group, Inc., Gtd. Notes, 144A	8.000	04/15/24	4,025	4,352,716
KB Home,
Gtd. Notes	7.000	12/15/21	3,270	3,523,885
Gtd. Notes	7.500	09/15/22	5,345	6,017,990
Gtd. Notes(a)	7.625	05/15/23	4,871	5,510,829
Lennar Corp.,
Gtd. Notes	4.125	01/15/22	4,325	4,440,229
Gtd. Notes	4.875	12/15/23	3,350	3,572,579
Gtd. Notes	6.250	12/15/21	1,382	1,457,265
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	10,175	10,221,331
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.500	10/01/25	15,131	16,163,304
Sr. Unsec’d. Notes, 144A	6.875	12/15/23	12,443	12,895,401
Meritage Homes Corp.,
Gtd. Notes	6.000	06/01/25	5,200	5,828,502
Gtd. Notes	7.000	04/01/22	990	1,079,582
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	13,214	12,580,068
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A(a)	5.625	03/01/24	12,098	13,010,791
Gtd. Notes, 144A	5.875	04/15/23	6,545	7,024,708
TRI Pointe Group, Inc., Gtd. Notes	4.875	07/01/21	8,395	8,612,773
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	5,400	5,558,341
Gtd. Notes	6.000	09/01/23	30,546	31,955,113
Gtd. Notes(a)	7.000	08/15/22	958	959,981
				183,835,497
Home Furnishings 0.4%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.625	10/15/23	12,186	12,551,038

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet 0.9%
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes	6.000%	04/01/23	28,345	$ 29,083,812
Gtd. Notes(a)	6.375	05/15/25	500	515,714
				29,599,526
Iron/Steel 0.5%
Cleveland-Cliffs, Inc.,
Gtd. Notes(a)	5.750	03/01/25	9,196	9,211,320
Sr. Sec’d. Notes, 144A	4.875	01/15/24	5,844	6,025,039
				15,236,359
Lodging 1.3%
Boyd Gaming Corp., Gtd. Notes	6.000	08/15/26	3,805	4,060,451
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A	10.250	11/15/22	10,162	10,774,961
Sr. Sec’d. Notes, 144A	6.750	11/15/21	12,200	12,444,089
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	4,050	4,253,556
Gtd. Notes(a)	5.750	06/15/25	6,275	7,017,936
Gtd. Notes	6.000	03/15/23	900	989,263
				39,540,256
Machinery-Diversified 0.5%
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	14,418	14,927,199
Media 8.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.125	02/15/23	3,575	3,642,098
Sr. Unsec’d. Notes	5.250	09/30/22	21,560	21,870,014
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	24,372	25,008,030
Sr. Unsec’d. Notes, 144A(a)	5.875	04/01/24	13,500	14,064,680
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A(a)	9.250	02/15/24	41,048	45,267,398
CSC Holdings LLC, Gtd. Notes, 144A	5.375	07/15/23	13,727	14,105,919
Cumulus Media New Holdings, Inc., Sr. Sec’d. Notes, 144A	6.750	07/01/26	495	526,591

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Sec’d. Notes, 144A	5.375%	08/15/26	5,825	$ 5,928,914
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20	22,757	22,959,188
Gtd. Notes(a)	5.875	11/15/24	7,772	7,764,368
Gtd. Notes(a)	6.750	06/01/21	7,342	7,733,405
Entercom Media Corp., Gtd. Notes, 144A(a)	7.250	11/01/24	6,275	6,622,336
EW Scripps Co. (The), Gtd. Notes, 144A	5.125	05/15/25	10,000	10,149,968
Gray Television, Inc., Gtd. Notes, 144A	5.125	10/15/24	542	561,449
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21	4,637	4,638,093
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	5.625	08/01/24	6,155	6,421,872
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	3,525	3,821,210
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	3,700	3,715,138
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	4,335	4,422,773
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.625	08/01/24	10,335	10,646,057
TEGNA, Inc.,
Gtd. Notes(a)	6.375	10/15/23	7,663	7,906,579
Gtd. Notes, 144A	4.875	09/15/21	11,887	11,916,718
Gtd. Notes, 144A(a)	5.500	09/15/24	2,000	2,061,258
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	05/15/23	13,910	13,735,225
Sr. Sec’d. Notes, 144A	6.750	09/15/22	23,757	24,128,976
				279,618,257
Metal Fabricate/Hardware 0.2%
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	6,922	7,297,678
Mining 2.4%
Constellium SE,
Gtd. Notes, 144A	5.750	05/15/24	7,497	7,717,271

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Constellium SE, (cont’d.)
Gtd. Notes, 144A(a)	6.625%	03/01/25	5,630	$5,867,505
Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500	06/01/24	7,200	7,717,093
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	7.000	02/15/21	3,614	3,640,326
Gtd. Notes, 144A(a)	7.250	05/15/22	10,481	10,589,397
Freeport-McMoRan, Inc.,
Gtd. Notes(a)	3.875	03/15/23	11,605	11,839,923
Gtd. Notes(a)	4.550	11/14/24	7,085	7,442,792
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	6,949	7,080,321
New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	6.250	11/15/22	3,695	3,676,420
Novelis Corp., Gtd. Notes, 144A(a)	6.250	08/15/24	11,281	11,853,168
				77,424,216
Miscellaneous Manufacturing 0.0%
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	850	769,562
Oil & Gas 5.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	10,985	889,548
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	2,350	1,520,827
Gtd. Notes	5.125	12/01/22	3,300	2,681,726
Gtd. Notes	5.375	11/01/21	3,400	3,136,243
Gtd. Notes	5.625	06/01/23	19,880	14,045,327
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000	04/01/22	31,561	30,294,289
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	7,300	7,665,184
CNX Resources Corp., Gtd. Notes	5.875	04/15/22	15,948	15,565,788
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21	1,150	1,010,432

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500%	01/30/26	6,500	$ 6,655,635
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.000	12/01/24	2,225	1,968,981
Sr. Unsec’d. Notes, 144A(a)	5.750	10/01/25	8,161	7,078,925
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	24,342	23,853,108
Gtd. Notes, 144A	7.000	03/31/24	1,325	1,298,791
Nabors Industries, Inc., Gtd. Notes(a)	5.750	02/01/25	11,240	8,767,200
Precision Drilling Corp. (Canada), Gtd. Notes, 144A(a)	7.125	01/15/26	8,221	7,191,456
Range Resources Corp.,
Gtd. Notes(a)	5.000	03/15/23	16,075	13,965,050
Gtd. Notes	5.875	07/01/22	11,194	10,806,683
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.875	01/15/23	9,200	9,446,916
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	1,200	1,074,000
Gtd. Notes, 144A(a)	7.500	01/15/26	8,325	7,488,639
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250	08/01/23	4,720	5,296,325
				181,701,073
Oil & Gas Services 0.1%
Nine Energy Service, Inc., Gtd. Notes, 144A	8.750	11/01/23	3,875	2,969,518
Packaging & Containers 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes	5.750	10/15/20	9,689	9,699,673
Pharmaceuticals 1.3%
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.500	03/01/23	1,137	1,146,552
Gtd. Notes, 144A	5.875	05/15/23	9,678	9,814,351
Gtd. Notes, 144A(a)	6.125	04/15/25	27,050	28,125,353
Sr. Sec’d. Notes, 144A	6.500	03/15/22	2,575	2,645,838
				41,732,094

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 0.3%
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%	06/15/23	4,865	$ 5,003,999
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A(a)	5.500	09/15/24	4,000	3,883,733
				8,887,732
Real Estate 0.4%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	5,115	5,007,046
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	6,150	6,405,632
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A(a)	5.375	03/15/25	2,250	2,359,843
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	50	49,390
				13,821,911
Real Estate Investment Trusts (REITs) 1.0%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375	11/01/23	2,130	2,328,167
SBA Communications Corp., Sr. Unsec’d. Notes(a)	4.000	10/01/22	18,915	19,289,040
VICI Properties 1 LLC/VICI FC, Inc., Sec’d. Notes	8.000	10/15/23	2,730	2,970,709
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.250	12/01/26	5,570	5,682,350
				30,270,266
Retail 5.2%
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	12,508	13,208,240
Sr. Unsec’d. Notes	3.875	05/15/23	2,425	2,445,685

Carvana Co., Gtd. Notes, 144A	8.875	10/01/23	15,700	16,301,742
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	6,925	6,721,677
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	6,325	6,658,279

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21		3,948	$ 3,416,371
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20		4,790	3,188,046
Sr. Unsec’d. Notes	8.625	06/15/20		9,025	6,030,331
Golden Nugget, Inc.,
Gtd. Notes, 144A(a)	8.750	10/01/25		7,625	8,088,526
Sr. Unsec’d. Notes, 144A	6.750	10/15/24		17,829	18,427,463
L Brands, Inc.,
Gtd. Notes	5.625	10/15/23		25,576	27,139,726
Gtd. Notes	6.625	04/01/21		8,325	8,747,089
PetSmart, Inc., Gtd. Notes, 144A	7.125	03/15/23		5,250	4,714,378
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23		16,307	13,467,671
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23		2,717	2,766,794
Gtd. Notes(a)	5.625	12/01/25		7,745	8,040,701
Stonegate Pub Co. Financing PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.875	03/15/22	GBP	2,675	3,541,993
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.375%	5.160(c)	03/15/22	GBP	1,875	2,432,344
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.750	03/01/25		9,392	9,643,762
					164,980,818
Software 2.5%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26		2,550	2,600,535
Infor US, Inc., Gtd. Notes	6.500	05/15/22		25,830	26,327,580
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125	07/15/23		9,322	9,474,540
RP Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24		4,895	5,078,398
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A(a)	11.375	12/01/21		35,445	36,631,299
					80,112,352

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 6.6%
CenturyLink, Inc.,
Sr. Unsec’d. Notes(a)	5.625%	04/01/25	5,000	$ 5,269,028
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	24,250	25,466,380
CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000	06/15/25	10,488	10,131,028
CommScope, Inc.,
Gtd. Notes, 144A	5.000	06/15/21	3,078	3,079,621
Gtd. Notes, 144A(a)	5.500	06/15/24	12,578	12,309,334
Sr. Sec’d. Notes, 144A(a)	6.000	03/01/26	12,025	12,609,305
Connect Finco SARL/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	10/01/26	9,375	9,599,883
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia), Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24	12,850	12,217,856
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23	5,026	4,000,284
Sr. Sec’d. Notes, 144A	8.000	02/15/24	20,302	20,781,833
Iridium Communications, Inc., Sr. Unsec’d. Notes, 144A	10.250	04/15/23	21,595	23,136,674
Level 3 Financing, Inc.,
Gtd. Notes(a)	5.125	05/01/23	8,500	8,598,274
Gtd. Notes	5.375	08/15/22	1,249	1,252,075
Gtd. Notes	5.625	02/01/23	3,475	3,499,932
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	12,705	12,956,371
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000	11/15/22	775	818,090
Sprint Corp.,
Gtd. Notes	7.250	09/15/21	11,720	12,462,015
Gtd. Notes	7.625	02/15/25	5,365	5,872,582
Gtd. Notes(a)	7.875	09/15/23	14,627	16,097,643
Telesat Canada/Telesat LLC (Canada), Sr. Sec’d. Notes, 144A	4.875	06/01/27	1,700	1,727,625
T-Mobile USA, Inc., Gtd. Notes(a)	6.375	03/01/25	4,725	4,909,799
Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22	2,000	1,996,786
				208,792,418

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.6%
XPO Logistics, Inc.,
Gtd. Notes, 144A(a)	6.125%	09/01/23	4,500	$ 4,651,545
Gtd. Notes, 144A	6.500	06/15/22	1,301	1,326,108
Gtd. Notes, 144A	6.750	08/15/24	10,750	11,672,583
				17,650,236

Total Corporate Bonds (cost $2,363,354,640)				2,386,904,250
Sovereign Bond 0.0%
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes (cost $1,128,108)	10.750	03/28/22	1,080	955,084

	Shares
Common Stock 0.3%
Electric Utilities
GenOn Energy Holdings, Inc. (Class A Stock)^*(a) (cost $2,364,640)	41,315	8,572,862

Total Long-Term Investments (cost $2,912,010,298)		2,934,297,244

Short-Term Investments 22.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	232,001,594	232,001,594

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $482,233,975; includes $481,384,773 of cash collateral for securities on loan)(b)(w)	482,238,047	$ 482,286,271

Total Short-Term Investments (cost $714,235,569)		714,287,865

TOTAL INVESTMENTS 114.9% (cost $3,626,245,867)		3,648,585,109
Liabilities in excess of other assets(z) (14.9)%		(473,404,372)

Net Assets 100.0%		$ 3,175,180,737
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO—Collateralized Loan Obligation
EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
REITs—Real Estate Investment Trust
Q—Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $33,063,047 and 1.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $471,880,143; cash collateral of $481,384,773 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2019.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(p)	Interest rate not available as of November 30, 2019.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Futures contracts outstanding at November 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,346	2 Year U.S. Treasury Notes	Mar. 2020	$290,178,673	$ (50,914)
110	5 Year U.S. Treasury Notes	Mar. 2020	13,086,562	(2,816)
205	10 Year U.S. Treasury Notes	Mar. 2020	26,518,673	(66,103)
5	20 Year U.S. Treasury Bonds	Mar. 2020	794,844	563
3	30 Year U.S. Ultra Treasury Bonds	Mar. 2020	563,156	3,339
				(115,931)
Short Positions:
14	5 Year Euro-Bobl	Dec. 2019	2,071,725	32,301
16	10 Year U.K. Gilt	Mar. 2020	2,747,282	(11,243)
				21,058
				$ (94,873)
Forward foreign currency exchange contracts outstanding at November 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/03/19	Barclays Bank PLC	GBP	4,604	$ 5,918,196	$ 5,954,967	$36,771	$ —
Euro,
Expiring 12/03/19	Citibank, N.A.	EUR	6,798	7,515,377	7,491,331	—	(24,046)
				$13,433,573	$13,446,298	36,771	(24,046)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/03/19	UBS AG	GBP	4,604	$ 5,903,054	$ 5,954,967	$ —	$ (51,913)
Expiring 01/09/20	Barclays Bank PLC	GBP	4,604	5,926,976	5,964,682	—	(37,706)

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 12/03/19	The Toronto-Dominion Bank	EUR	6,798	$ 7,554,943	$ 7,491,331	$ 63,612	$ —
Expiring 01/09/20	Citibank, N.A.	EUR	6,798	7,536,825	7,513,487	23,338	—
				$26,921,798	$26,924,467	86,950	(89,619)
						$123,721	$(113,665)
Credit default swap agreements outstanding at November 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.33.V1	12/20/24	5.000%(Q)	173,450	$(11,995,762)	$(15,187,730)	$(3,191,968)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).